Grupo Santander - Schedule of list of offshore territories (Details)	12 Months Ended
	Dec. 31, 2023 subsidiary branch	Dec. 31, 2022 branch entity subsidiary
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	2
Guernsey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	1
Bermuda
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	1
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	2
Off-shore entities | Spanish legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1	1
Number of branches resident in off-shore territories | branch	3	3
Off-shore entities | Council of the EU blacklist
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1	2
Number of branches resident in off-shore territories | branch	1	1
Number of entities resident in off-shore territories | entity		1
Off-shore entities | OECD
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	0	0
Number of branches resident in off-shore territories | branch	0	0
Off-shore entities | Jersey | Spanish legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1
Number of branches resident in off-shore territories | branch	1
Off-shore entities | Isle of Man | Spanish legislation
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories | branch	1
Off-shore entities | Cayman islands | Spanish legislation
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories | branch	1
Off-shore entities | Bahamas | Council of the EU blacklist
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1
Number of branches resident in off-shore territories | branch	1